Income Taxes - Schedule of Company's Tax Position (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (9,312)	$ (95)	$ 24,740	$ (24,740)	$ (20,889)	$ (161,596)	$ (123,215)
Income tax benefit (expense)	$ (150)	$ (974)	$ (2,695)	$ (2,518)	$ (3,453)	$ (2,423)	$ (2,542)
Effective income tax rate	(1.61%)	(1025.26%)	10.89%	(10.18%)	(16.53%)	(1.50%)	(2.06%)